Capital Stock - Additional Information (Detail) $ / shares in Units, $ in Millions						12 Months Ended
	Dec. 23, 2025 CAD ($) shares	Dec. 04, 2025 shares	Sep. 12, 2025 CAD ($) shares	Dec. 06, 2024 shares	Apr. 19, 2024 CAD ($) shares	Jan. 31, 2026 CAD ($) Dividends $ / shares shares	Jan. 31, 2025 CAD ($) Dividends $ / shares shares	Jan. 31, 2024 CAD ($)
Disclosure of classes of share capital [line items]
Maximum outstanding subordinated shares repurchase for cancellation | shares							2,346,799
Subordinate voting shares repurchased | shares						485,400
Total consideration						$ 50.3
Carrying amount of shares repurchased						3.7
Amount charged to retained losses						$ 46.6
Number of dividends | Dividends						4	4
Dividends declared per share | $ / shares						$ 0.215	$ 0.21
Total dividend consideration						$ 62.9	$ 61.9
Stock repurchased during period shares						$ 50.3
First quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date						Apr. 18, 2025	Apr. 22, 2024
Second quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date						Jul. 14, 2025	Jul. 12, 2024
Third quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date						Oct. 14, 2025	Oct. 11, 2024
Fourth quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date						Jan. 14, 2026	Jan. 14, 2025
Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Maximum outstanding subordinated shares repurchase for cancellation | shares		3,131,256		3,331,852
Subordinate voting shares repurchased | shares						0
Total consideration							$ 218.6
Carrying amount of shares repurchased							16.6
Amount charged to retained losses							$ 202.0
Stock repurchased during period shares								$ 218.6
Secondary Offering [member]
Disclosure of classes of share capital [line items]
Fees and expenses	$ 1.0		$ 1.0		$ 1.0
Number of shares issued on conversion of rights | shares	2,157,018		1,543,136		1,628,558
Secondary Offering [member] | Bain Capital Integral [Member]
Disclosure of classes of share capital [line items]
Number of issued on paid in kind nature | shares	307,018		43,136		128,558
Number of subordinate shares issued | shares	1,850,000		1,500,000		1,500,000